UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09521

MANAGERS AMG FUNDS

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

Managers Investment Group LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: February 28th

Date of reporting period: NOVEMBER 30, 2008             (3rd Quarter End Portfolio Holdings)

Item 1. SCHEDULE OF INVESTMENTS.

Systematic Value Fund

November 30, 2008

Schedule of Portfolio Investments (unaudited) Security Description	Shares		Value
Common Stocks - 99.2%
Consumer Discretionary - 7.4%
Advance Auto Parts, Inc.	17,400		$528,264
Home Depot, Inc., The	38,800		896,668
Kohl’s Corp.	17,500		571,550
Lowe’s Companies, Inc.	72,300		1,493,718
McDonald’s Corp.	22,200		1,304,250
Snap-On, Inc.	17,800		641,690
V.F. Corp.	17,900		935,991
Total Consumer Discretionary			6,372,131
Consumer Staples - 6.1%
Altria Group, Inc.	38,400		617,472
CVS Caremark Corp.	55,800		1,614,294
Kroger Co., The	28,400		785,544
Lorillard, Inc.	19,700		1,190,471
Procter & Gamble Co., The	17,000		1,093,950
Total Consumer Staples			5,301,731
Energy - 17.4%
Apache Corp.	13,500		1,043,550
Chevron Corp.	28,700		2,267,587
ConocoPhillips Co.	25,300		1,328,756
Exxon Mobil Corp.	48,900		3,919,335
Hess Corp.	18,300		988,932
Noble Corp.	35,800		959,082
Noble Energy, Inc.	14,200		742,376
Occidental Petroleum Corp.	27,400		1,483,436
Petrohawk Energy Corp.	20,000		349,400
Valero Energy Corp.	49,000		899,150
Walter Industries, Inc.	34,450		628,368
Whiting Petroleum Corp.	12,100		463,430
Total Energy			15,073,402
Financials - 26.8%
ACE, Ltd.	23,800		1,243,550
Aon Corp.	21,100		955,830
Arch Capital Group, Ltd.	9,400		637,226
Bank of America Corp.	124,300		2,019,875
Health Care REIT, Inc.	36,800		1,398,400
JPMorgan Chase & Co.	101,400		3,210,324
Marsh & McLennan Co., Inc.	45,000		1,147,500
Marshall & Ilsley Corp.	66,600	[2]	1,028,970
Metlife, Inc.	36,100		1,038,236
NASDAQ OMX Group, Inc., The	78,000		1,677,000
PNC Financial Services Group, Inc., The	19,500		1,029,015
State Street Corp.	30,500		1,284,355
Travelers Companies, Inc., The	55,100		2,405,115
UnumProvident Corp.	122,500		1,825,250
Wells Fargo & Co.	78,200		2,259,198
Total Financials			23,159,844
Health Care - 12.7%
Amgen, Inc.	55,100		3,060,254
Biogen Idec, Inc.	14,700		621,957
Johnson & Johnson	32,400		1,897,992
Life Technologies Corp.	43,900		1,145,790
Pfizer, Inc.	163,900		2,692,877
Quest Diagnostics, Inc.	14,900		693,893
St. Jude Medical, Inc.	29,700		832,491
Total Health Care			10,945,254
Industrials - 6.1%
Allied Waste Industries, Inc.	65,800		706,692
CNH Global N.V.	27,000		457,920
Delta Air Lines, Inc.	88,300		777,923
General Electric Co.	102,500		1,759,925
Norfolk Southern Corp.	5,800		286,926
SPX Corp.	18,700		697,884
Union Pacific Corp.	12,400		620,496
Total Industrials			5,307,766
Information Technology - 5.8%
Apple, Inc.	4,600		426,282
Check Point Software Technologies Ltd.	67,400		1,389,114
Hewlett-Packard Co.	38,800		1,368,864
MasterCard, Inc.	5,500		799,150
Motorola, Inc.	107,800		464,618
SAIC, Inc.	30,900		550,020
Total Information Technology			4,998,048

Schedule of Portfolio Investments (unaudited) Security Description	Shares	Value
Materials - 4.0%
Celanese Corp.	24,000	$277,200
Crown Holdings, Inc.	23,700	380,385
Freeport McMoRan Copper & Gold, Inc., Class B	32,600	782,074
International Paper Co.	40,000	498,000
Nucor Corp.	26,400	941,952
Terra Industries, Inc.	37,900	557,509
Total Materials		3,437,120
Telecommunication Services - 7.3%
AT&T, Inc.	131,100	3,744,216
Verizon Communications, Inc.	77,900	2,543,435
Total Telecommunication Services		6,287,651
Utilities - 5.6%
American Electric Power Co., Inc.	55,500	1,736,595
Northeast Utilities	76,900	1,791,770
NRG Energy, Inc.	57,000	1,350,330
Total Utilities		4,878,695
Total Common Stocks (cost $106,123,942)		85,761,642
Other Investment Companies - 2.4%[1]
BNY Institutional Cash Reserves Fund, Series A, 0.52%[3]	1,277,056	1,277,056
BNY Institutional Cash Reserves Fund, Series B*[3,4]	195,236	17,571
BNY Institutional Cash Reserves Fund, Series C*[3,5]	117,631	117,631
Dreyfus Cash Management Fund, Institutional Class Shares, 1.85%[6]	720,085	720,085
Total Other Investment Companies (cost $2,310,008)		2,132,343
Total Investments - 101.6% (cost $108,433,950)		87,893,985
Other Assets, less Liabilities - (1.6)%		(1,411,550)
Net Assets - 100.0%		$86,482,435

Systematic Mid Cap Value Fund

November 30, 2008

Schedule of Portfolio Investments (unaudited) Security Description	Shares		Value
Common Stocks - 98.0%
Consumer Discretionary - 11.9%
Advance Auto Parts, Inc.	31,700		$962,412
Exide Technologies, Inc.	39,100		175,950
Kohl’s Corp.	26,100		852,426
Leggett & Platt, Inc.	77,700		1,134,420
PetSmart, Inc.	42,900		752,895
Snap-On, Inc.	25,400		915,670
Tupperware Brands Corp.	45,300		891,051
V.F. Corp.	6,500		339,885
Warnaco Group, Inc., The	29,800		533,420
Total Consumer Discretionary			6,558,129
Consumer Staples - 9.6%
Casey’s General Stores, Inc.	20,200		598,930
Central European Distribution Corp.	21,600		510,624
Darling International, Inc.	60,400		302,000
Dean Foods Co.	68,200		992,992
Fresh Del Monte Produce, Inc.	44,600		1,125,704
Kroger Co., The	34,100		943,206
Lorillard, Inc.	13,400		809,762
Total Consumer Staples			5,283,218
Energy - 6.9%
Noble Corp.	29,500		790,305
Noble Energy, Inc.	24,200		1,265,176
Valero Energy Corp.	20,100		368,835
Walter Industries, Inc.	30,800		561,792
Whiting Petroleum Corp.	21,150		810,045
Total Energy			3,796,153
Financials - 29.2%
Alleghany Corp.	6,150		1,629,750
Aon Corp.	23,900		1,082,670
Arch Capital Group, Ltd.	22,600		1,532,054
BB&T Corp.	8,000	[2]	239,760
Digital Realty Trust, Inc.	57,200		1,564,992
Health Care REIT, Inc.	32,300		1,227,400
Invesco, Ltd.	94,900		1,190,995
Marsh & McLennan Co., Inc.	28,300		721,650
NASDAQ OMX Group, Inc., The	58,500		1,257,750
National Retail Properties, Inc.	86,700		1,162,647
New York Community Bancorp, Inc.	64,900		846,945
State Street Corp.	20,900		880,099
Susquehanna Bancshares, Inc.	18,300		279,624
UnumProvident Corp.	97,300		1,449,770
Washington Federal, Inc.	55,200		932,328
Total Financials			15,998,434
Health Care - 6.9%
Dentsply International, Inc.	25,400		662,432
Hill-Rom Holdings, Inc.	29,600	[2]	607,984
Life Technologies Corp.	30,250		789,525
Omnicare, Inc.	37,500		904,125
St. Jude Medical, Inc.	29,500		826,885
Total Health Care			3,790,951
Industrials - 5.4%
Continental Airlines, Inc.	57,700		847,036
Cooper Industries, Ltd., Class A	21,100		509,354
Covanta Holding Corp.	12,400		247,380
Kansas City Southern	31,300		686,096
SPX Corp.	17,500		653,100
Total Industrials			2,942,966
Information Technology - 7.4%
Check Point Software Technologies Ltd.	63,000		1,298,430
MasterCard, Inc.	4,860		706,158
SAIC, Inc.	56,100		998,580
Semtech Corp.	60,900		689,388
Solera Holdings, Inc.	19,000		371,830
Total Information Technology			4,064,386

Schedule of Portfolio Investments (unaudited) Security Description	Shares	Value
Materials - 5.0%
Celanese Corp.	25,200	$291,060
Crown Holdings, Inc.	62,600	1,004,730
International Paper Co.	41,000	510,450
Reliance Steel & Aluminum Co.	13,100	270,122
Terra Industries, Inc.	44,200	650,182
Total Materials		2,726,544
Telecommunication Services - 4.1%
NTELOS Holdings Corp.	100,500	2,232,105
Utilities - 11.6%
American Electric Power Co., Inc.	58,200	1,821,078
Northeast Utilities	51,800	1,206,940
NRG Energy, Inc.	44,400	1,051,836
NSTAR	39,300	1,395,150
Xcel Energy, Inc.	48,100	904,761
Total Utilities		6,379,765
Total Common Stocks (cost $70,749,684)		53,772,651
Other Investment Companies - 3.4%[1]
BNY Institutional Cash Reserves Fund, Series A, 0.52%[3]	834,036	834,036
BNY Institutional Cash Reserves Fund, Series B*[3,4]	11,479	1,033
BNY Institutional Cash Reserves Fund, Series C*[3,5]	10,658	10,658
Dreyfus Cash Management Fund, Institutional Class Shares, 1.85%[6]	1,031,932	1,031,932
Total Other Investment Companies (cost $1,888,105)		1,877,659
Total Investments - 101.4% (cost $72,637,789)		55,650,310
Other Assets, less Liabilities - 1.4%		(804,290)
Net Assets - 100.0%		$54,846,020

The following footnotes and abbreviations should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At November 30, 2008, the cost of securities for Federal income tax purposes and the gross aggregate unrealized appreciation and/or depreciation based on tax cost were:

Fund	Cost	Appreciation	Depreciation	Net
Systematic Value	$108,608,329	$1,258,226	$(21,972,570)	$(20,714,344)
Systematic Mid Cap Value	72,673,550	530,931	(17,554,171)	(17,023,240)

*	Non-income-producing security.

[1]	Yield shown for an investment company represents its November 30, 2008, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

[2]	Some or all of these shares were out on loan to various brokers as of November 30, 2008, amounting to:

Fund	Market Value	% of Net Assets
Systematic Value	$1,647,690	1.9%
Systematic Mid Cap Value	847,744	1.5%

[3]	Collateral received from brokers for securities lending was invested in this short-term investment.

[4]

On September 12, 2008, The Bank of New York Mellon (“BNYM”) established a separate sleeve of the Institutional Cash Reserves Fund (“ICRF”) (Series B) to hold certain Lehman Brothers floating rate notes. The Fund’s position in Series B is being marked to market daily.

[5]

On October 6, 2008, The BNYM established a separate sleeve of the ICRF (Series C) to hold certain securities issued by Whistlejacket Capital Ltd. The Fund’s position in Series C is being marked to market daily.

[6]

Under the U.S. Treasury Temporary Money Market Fund Guarantee Program, the maximum amount covered for Systematic Value Fund and Systematic Mid Cap Value Fund for investment in the Dreyfus Cash Management Fund is $2,744,825 and $4,285,496, respectively.

Fair Value Measurements

The Funds adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective November 1, 2008. In accordance with FAS 157, fair value is defined as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

Level 1	–	quoted prices in active markets for identical investments
Level 2	–	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk)
Level 3	–	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. The following table summarizes the inputs used to value the Funds’ net assets by the above fair value hierarchy levels as of November 30, 2008:

Level	Investments in Securities	Other Financial Instruments*
Systematic Value
Level 1	$87,758,783	—
Level 2	135,202	—
Level 3	—	—

Total	$87,893,985	—

Systematic Mid Cap Value
Level 1	$55,638,619	—
Level 2	11,691	—
Level 3	—	—

Total	$55,650,310	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Portfolio Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation of the instrument.

The following table is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Systematic Value	Investments in Securities	Other Financial Instruments
Balance as of February 29, 2008	$0	$0
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation/depreciation	—	—
Net purchases (sales)	—	—
Net Transfers in and/or out of Level 3	—	—
Balance as of November 30, 2008	$0	$0
Net change in unrealized appreciation/depreciation from Investments still held as of February 29, 2008	$0	$0

Systematic Mid Cap Value	Investments in Securities	Other Financial Instruments
Balance as of February 29, 2008	$0	$0
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation/depreciation	—	—
Net purchases (sales)	—	—
Net Transfers in and/or out of Level 3	—	—
Balance as of November 30, 2008	$0	$0
Net change in unrealized appreciation/depreciation from Investments still held as of February 29, 2008	$0	$0

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS AMG FUNDS

By:	/s/ John H. Streur
John H. Streur, President

Date: January 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John H. Streur
John H. Streur, President

Date: January 26, 2009

By:	/s/ Donald S. Rumery
Donald S. Rumery, Chief Financial Officer

Date: January 26, 2009